Document and Entity Information	Aug. 08, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001111485
Document Type	8-K
Document Period End Date	Aug. 08, 2022
Entity Registrant Name	RxSight, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40690
Entity Tax Identification Number	94-3268801
Entity Address, Address Line One	100 Columbia
Entity Address, City or Town	Aliso Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92656
City Area Code	(949)
Local Phone Number	521-7830
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	RXST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true